Employee Benefits Obligations (Details) - Schedule of the Defined Benefit Obligation by the Amounts - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Discount rate (1% movement) [Member]
Employee Benefits Obligations (Details) - Schedule of the Defined Benefit Obligation by the Amounts [Line Items]
Defined benefit obligation	$ 18,925	$ (12,252)
Attrition rate (1% movement) [Member]
Employee Benefits Obligations (Details) - Schedule of the Defined Benefit Obligation by the Amounts [Line Items]
Defined benefit obligation	12,324	(10,742)
Future salary growth rate (1% movement) [Member]
Employee Benefits Obligations (Details) - Schedule of the Defined Benefit Obligation by the Amounts [Line Items]
Defined benefit obligation	$ (15,884)	$ 11,923